SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Year Ended December 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$15,114	$2,224,506	$263,768	$2,503,388
Cost of revenues	-	1,104,959	-	1,104,959
Gross profit	15,114	1,119,547	263,768	1,398,429
Total operating expenses net of depreciation, amortization and impairment	11,201,593	10,555,028	2,108,383	23,865,004
Depreciation, amortization and impairment	22,850	22,221,701	4,570	22,249,121
Other expenses	2,531,630	1,902,352	506,326	4,940,308
(Loss) from operations	$(13,740,959)	$(33,559,534)	$(2,355,511)	$(49,656,004)

Segmented assets as of December 31, 2021
Property and equipment, net	$9,794	$344,694	$1,959	$356,447
Intangible assets – digital assets	$-	$2,695	$-	$2,695
Goodwill	$-	$6,531,346	$-	$6,531,346
Capital expenditures	$11,040	$354,328	$2,208	$367,576